Risk Management And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Risk Management And Hedging Activities [Abstract]
Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)

	December 31, 2011	December 31, 2010
	(Millions)
Commodity cash flow hedges:
Net deferred losses in AOCI	$(1.8)	$(0.3)
Interest rate cash flow hedges:
Net deferred losses in AOCI	(19.4)	$(27.4)

Total AOCI	$(21.2)	$(27.7)

Schedule Of Designated And Non-Designated Derivative Instruments In Statement Of Financial Position, Fair Value

Balance Sheet Line Item	December 31, 2011	December 31, 2010	Balance Sheet Line Item	December 31, 2011	December 31, 2010
	(Millions)			(Millions)
Derivative Assets Designated as Hedging Instruments:			Derivative Liabilities Designated as Hedging Instruments:

Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$—	$—
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	(2.6)	—

	$—	$—		$(2.6)	$—

Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$(15.7)	$(12.2)
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	(5.0)	(5.4)

	$—	$—		$(20.7)	$(17.6)

Derivative Assets Not Designated as Hedging Instruments:			Derivative Liabilities Not Designated as Hedging Instruments:

Commodity derivatives:			Commodity derivatives:
Unrealized gains on derivative instruments – current	$41.2	$14.5	Unrealized losses on derivative instruments – current	$(43.8)	$(39.6)
Unrealized gains on derivative instruments – long-term	6.4	1.9	Unrealized losses on derivative instruments – long-term	(25.2)	(40.6)

	$47.6	$16.4		$(69.0)	$(80.2)

Interest rate derivatives:			Interest rate derivatives:
Unrealized gains on derivative instruments – current	$—	$—	Unrealized losses on derivative instruments – current	$(0.4)	$(4.8)
Unrealized gains on derivative instruments – long-term	—	—	Unrealized losses on derivative instruments – long-term	—	(4.5)

	$—	$—		$(0.4)	$(9.3)

Schedule Of Derivatives Accounted For As Cash Flow Hedges
	Gain (Loss) Recognized in AOCI on Derivatives — Effective Portion		Gain (Loss) Reclassified From AOCI to Earnings — Effective Portion			Gain (Loss) Recognized in Income on Derivatives — Ineffective Portion and Amount Excluded From Effectiveness Testing			Deferred Losses in AOCI Expected to be Reclassified into Earnings Over the Next

	2011	2010	2011	2010		2011	2010		12 Months
	(Millions)		(Millions)			(Millions)			(Millions)
Interest rate derivatives	$(12.4)	$(18.7)	$(20.4)	$(22.4	)(a)	$(0.2)	$—	(a)(c)	$(12.1)
Commodity derivatives	$(0.9)	$—	$(0.3)	$(0.5	)(b)	$—	$—	(b)(c)	$—

(a)	Included in interest expense in our consolidated statements of operations.
(b)	Included in sales of natural gas, propane, NGLs and condensate in our consolidated statements of operations.
(c)	For the years ended December 31, 2011 and 2010, no derivative gains or losses were reclassified from AOCI to current period earnings as a result of the discontinuance of cash flow hedges related to certain forecasted transactions that are not probable of occurring.

Schedule Of Changes In Derivative Instruments Not Designated As Hedging Instruments

	Year Ended December 31,
Commodity Derivatives: Statements of Operations Line Item	2011	2010	2009
	(Millions)
Third party:
Realized	$(36.4)	$15.9	$26.3
Unrealized	43.2	(10.6)	(79.7)

Gains (losses) from commodity derivative activity, net	$6.8	$5.3	$(53.4)

Affiliates:
Realized	$1.7	$(1.2)	$—
Unrealized	(0.8)	(1.1)	(2.9)

Gains (losses) from commodity derivative activity, net — affiliates	$0.9	$(2.3)	$(2.9)

	Year Ended December 31,
Interest Rate Derivatives: Statements of Operations Line Item	2011	2010	2009
	(Millions)
Third party:
Realized	$(4.6)	$(1.5)	$—
Unrealized	5.2	3.1	—

Interest expense	$0.6	$1.6	$—

Schedule Of Net Long Or Short Positions Expected To Be Realized

	December 31, 2011
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net Long (Short) Position (MMBtu)	Net (Short) Position (Bbls)	Net Long Position (MMBtu)
2012	(695,792)	(17,766,000)	(478,236)	14,357,500
2013	(941,323)	1,635,000	—	3,600,000
2014	(547,500)	(365,000)	—	—
2015	(365,000)	—	—	—
2016	(183,000)	—	—	—

	December 31, 2010
	Crude Oil	Natural Gas	Natural Gas Liquids	Natural Gas Basis Swaps
Year of Expiration	Net (Short) Position (Bbls)	Net (Short) Position (MMBtu)	Net (Short) Position (Bbls)	Net Long Position (MMBtu)
2011	(998,554)	(7,960,000)	(73,190)	6,025,000
2012	(839,358)	(366,000)	—	8,220,000
2013	(748,250)	(365,000)	—	—
2014	(547,500)	(365,000)	—	—
2015	(182,500)	—	—	—